Related Party Transactions (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related Party Transaction [Line Items]
Related party revenues	$ 172,587,292	¥ 1,117,985,965	¥ 819,394,401	¥ 475,009,064
One Time Commissions
Related Party Transaction [Line Items]
Related party revenues	66,177,945	428,687,491	180,943,785	128,209,082
One Time Commissions | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	247,295	1,601,930	57,167,835
One Time Commissions | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	13,446,514	87,103,829	31,431,057	13,299,341
One Time Commissions | Gopher Capital GP
Related Party Transaction [Line Items]
Related party revenues	25,172,548	163,062,723	21,610,352	123,057
One Time Commissions | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	13,921,195	90,178,715	16,899,267
One Time Commissions | Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	19,560	126,706	13,728,697	2,663,789
One Time Commissions | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	3,175,306	20,569,000	13,383,558	34,269,034
One Time Commissions | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	10,182,287	65,958,819	6,828,836	21,463,427
One Time Commissions | Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			3,594,621
One Time Commissions | Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Related party revenues			3,169,064	806,868
One Time Commissions | Sequoia Capital Investment Management (Tianjin) Co., Ltd
Related Party Transaction [Line Items]
Related party revenues			2,971,000	787,189
One Time Commissions | Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			2,637,579	31,237,016
One Time Commissions | Shareholder transaction
Related Party Transaction [Line Items]
Related party revenues	13,240	85,769	2,639,607	134,757
One Time Commissions | Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			2,487,443	196,796
One Time Commissions | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			1,531,599	4,414,171
One Time Commissions | Gopher RE Credit Fund SP
Related Party Transaction [Line Items]
Related party revenues			764,235
One Time Commissions | Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Related party revenues			99,035	2,212,551
One Time Commissions | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues				6,381,384
One Time Commissions | Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				4,965,828
One Time Commissions | Gopher investment Fund SPC
Related Party Transaction [Line Items]
Related party revenues				4,682,011
One Time Commissions | Financial Products Invested By Group And Affiliates
Related Party Transaction [Line Items]
Related party revenues				571,863
Recurring Service Fees
Related Party Transaction [Line Items]
Related party revenues	98,013,735	634,913,375	560,071,763	340,757,637
Recurring Service Fees | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	2,681,295	17,368,889	71,238,249
Recurring Service Fees | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	16,856,308	109,191,795	97,310,324	72,604,418
Recurring Service Fees | Gopher Capital GP
Related Party Transaction [Line Items]
Related party revenues	17,942,169	116,225,782	31,373,962	208,739
Recurring Service Fees | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	5,919,235	38,343,622	1,136,429
Recurring Service Fees | Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	6,914,689	44,791,972	94,493,711	30,986,074
Recurring Service Fees | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	7,997,673	51,807,324	79,651,065	65,475,519
Recurring Service Fees | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	22,912,270	148,421,108	20,343,486	29,991,962
Recurring Service Fees | Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	694,473	4,498,656	4,920,036
Recurring Service Fees | Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)
Related Party Transaction [Line Items]
Related party revenues			5,587,347
Recurring Service Fees | Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	582,749	3,774,933	37,336,074	19,345,143
Recurring Service Fees | Shareholder transaction
Related Party Transaction [Line Items]
Related party revenues	745,029	4,826,147	366,544
Recurring Service Fees | Tianjin Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	3,866,003	25,043,197	25,155,045	23,800,023
Recurring Service Fees | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	1,207,959	7,824,920	15,728,463	16,833,840
Recurring Service Fees | Wuhu Bona Film Investment Management Limited
Related Party Transaction [Line Items]
Related party revenues	1,365,113	8,842,927	7,040,886	2,032,921
Recurring Service Fees | Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	414,054	2,682,159	10,327,189	17,760,082
Recurring Service Fees | Gopher investment Fund SPC
Related Party Transaction [Line Items]
Related party revenues				3,243,385
Recurring Service Fees | Financial Products Invested By Group And Affiliates
Related Party Transaction [Line Items]
Related party revenues	460,980	2,986,134	1,929	7,000,585
Recurring Service Fees | Sequoia Capital Investment Management Tianjin Company Limited
Related Party Transaction [Line Items]
Related party revenues	7,386,773	47,850,038	52,667,224	51,474,946
Recurring Service Fees | Beijing Sequoia Heyuan Capital Investment Fund Limited Partnership
Related Party Transaction [Line Items]
Related party revenues			5,238,138
Recurring Service Fees | Noah Holdings (Hong Kong) Limited
Related Party Transaction [Line Items]
Related party revenues			155,662
Recurring Service Fees | Kunming Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	66,963	433,772
Performance Based Income
Related Party Transaction [Line Items]
Related party revenues	8,309,193	53,825,293	76,342,053	0
Performance Based Income | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			65,100,808
Performance Based Income | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	3,563,651	23,084,622	57,659
Performance Based Income | Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			4,139,003
Performance Based Income | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	2,215,063	14,348,735
Performance Based Income | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	878,441	5,690,366	7,044,583
Performance Based Income | Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues	1,651,873	10,700,504
Performance Based Income | Financial Products Invested By Group And Affiliates
Related Party Transaction [Line Items]
Related party revenues	165	1,066
Other Service Fee
Related Party Transaction [Line Items]
Related party revenues	86,419	559,806	2,036,800	6,042,345
Other Service Fee | Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			303,005
Other Service Fee | Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			961,173
Other Service Fee | Gopher Capital GP
Related Party Transaction [Line Items]
Related party revenues	804	5,210
Other Service Fee | Gopher- Nuobao (Shanghai) Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			12,678
Other Service Fee | Wanjia Win-Win Assets Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			573,540	507,362
Other Service Fee | Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues				2,072,660
Other Service Fee | Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			89,443	¥ 3,462,323
Other Service Fee | Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			63,679
Other Service Fee | Shareholder transaction
Related Party Transaction [Line Items]
Related party revenues	81,902	530,547	15,825
Other Service Fee | Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			8,090
Other Service Fee | Financial Products Invested By Group And Affiliates
Related Party Transaction [Line Items]
Related party revenues	$ 3,713	¥ 24,049
Other Service Fee | Yiwu Xinguang Equity Investment Fund Management Co., Ltd.
Related Party Transaction [Line Items]
Related party revenues			¥ 9,367